Schedule of Share-based Payments have been Granted (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Total	$ (1,261,489)	$ 335,669	$ 780,235
Total equity	180,890		636,670
Director options [member]
IfrsStatementLineItems [Line Items]
Total	$ 549,174
Consultant options [member]
IfrsStatementLineItems [Line Items]
Total	$ 249,624
Options Issued To Brokers [Member]
IfrsStatementLineItems [Line Items]
Total equity			636,670
Broker Options July Twenty Five Two Thousand Twenty Eight [Member]
IfrsStatementLineItems [Line Items]
Total equity	112,792
Broker Options September Twenty Four Two Thousand Twenty Nine [Member]
IfrsStatementLineItems [Line Items]
Total equity	68,098
Options Granted [Member]
IfrsStatementLineItems [Line Items]
Total	$ (1,261,489)	$ 798,798	$ 480,159
Options Granted [Member] | Director options [member]
IfrsStatementLineItems [Line Items]
Total	(867,273)	549,174	332,560
Options Granted [Member] | Consultant options [member]
IfrsStatementLineItems [Line Items]
Total	(394,216)	249,624	144,590
Performance rights [Member]
IfrsStatementLineItems [Line Items]
Total		$ (463,129)	$ 300,076